Subsequent Events (Details) $ / shares in Units, $ in Thousands	Jan. 29, 2024 USD ($) $ / shares shares	Jan. 09, 2024 USD ($)	Jan. 09, 2024 CNY (¥)	Jan. 01, 2024 USD ($)	Jan. 01, 2024 CNY (¥)
Subsequent Event [Member] | Agricultural Bank of China Xinyu Branch [Member]
Subsequent Events (Details) [Line Items]
Bank loan				$ 7,062	¥ 50,000
Annual interest rate				3.82%	3.82%
Subsequent Event [Member] | Xinyu Rural Commercial Bank Gaoxin Branch [Member]
Subsequent Events (Details) [Line Items]
Bank loan		$ 4,238	¥ 30,000
Annual interest rate		3.80%	3.80%
Agricultural Bank of China Xinyu Branch [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Maturity date				Dec. 25, 2024	Dec. 25, 2024
Xinyu Rural Commercial Bank Gaoxin Branch [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Maturity year		one year	one year
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares were newly issued (in Shares) | shares	1,250,000
Share price (in Dollars per share) | $ / shares	$ 4
Net proceeds | $	$ 4,305